Trade and other current receivables - Impairment provision for trade and other receivables (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Balance at the beginning of the period	€ 27	€ 36
Charge to income statement		5
Reductions / releases	(21)	(11)
Currency retranslations	(1)	(3)
Balance at the end of the period	€ 5	€ 27